     As filed with the Securities and Exchange Commission on October 3, 2001


                                                       Registration No. 33-53342
                                                                       811-07280

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 12                 [ X ]


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 13                          ( X )


                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                            Stephen W. Brennan, Esq.

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)


                                       Copy to:

Richard Choi, Esq.                               Sheila K. Davidson, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street, N.W.                              and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, D.C.  20007-5109                     51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  on May 1, 2001 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                               EXPLANATORY NOTE


Registrant is filing this Post-Effective Amendment No. 12 ("Amendment") for the purpose of adding two new riders that will be available under the NYLIAC Original LifeStages Flexible Premium Variable Annuity contract described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2001 and supplement dated June 15, 2001. The Amendment is not intended to amend or delete any part of the May 1, 2001 prospectus and statement of additional information and the June 15, 2001 supplement, except as specifically noted herein.

This filing is designated Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940.

                     Supplement dated November 19, 2001 to
                          Prospectus dated May 1, 2001

                                      for

         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

     This supplement amends the May 1, 2001 Prospectus for the New York Life LifeStages(R) Flexible Premium Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policies. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

     The purposes of this supplement are: (1) to describe two new Riders that will be available on policies issued on and after November 19, 2001 in jurisdictions where approved; and (2) to describe the terms under which the policies can be issued as Inherited IRAs. Keeping these purposes in mind, please note the following changes to the Prospectus for the policies:

PART I -- AVAILABILITY OF TWO NEW RIDERS

I.  THE RIDERS

Add the following text to the section entitled DISTRIBUTIONS UNDER THE POLICY -- Riders on page 36:

The Earnings Enhancement Benefit (EEB) Rider is available for an additional charge. The Enhanced Spousal Continuance (ESC) Rider is available at no additional charge if the EEB Rider is elected.

(c) Earnings Enhancement Benefit Rider (optional)

THE EARNINGS ENHANCEMENT BENEFIT (EEB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EEB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EEB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EEB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EEB, in addition to the amount payable under the terms of your policy, may be payable to your beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EEB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other
Charges -- Earnings Enhancement Benefit Rider Charge.")

The payment under the EEB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this supplement, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 30% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EEB Rider from time to time, within the following ranges:

           AGE OF OLDEST OWNER                             RANGE OF
              OR ANNUITANT                          APPLICABLE PERCENTAGES
           -------------------                      ----------------------
70 OR YOUNGER                              NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                         NOT LESS THAN 20% NOR GREATER THAN 40%

WHEN YOU SELECT THE EEB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EEB. The EEB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EEB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EEB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this supplement, the applicable percentage is 100%. We may change the applicable percentage under the EEB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

There will be no payment under the EEB Rider if on the date we calculate the
EEB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EEB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. THIS RIDER CANNOT BE CANCELLED.

Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1. The rider is elected at the time of application;

2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3. A withdrawal of $20,000 is made in the fourth Policy Year;

4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6. The Earnings Enhancement Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

       Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

           Adjusted Premium Payments = $200,000 - $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value -- Adjusted Premium Payments):

                      Gain = $250,000 - $184,000 = $66,000

Finally, the Earnings Enhancement Benefit amount is calculated (Gain multiplied by the applicable EEB rider percentage):

             Earnings Enhancement Benefit = $66,000 X 50% = $33,000

In this example, the Earnings Enhancement Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(d) Enhanced Spousal Continuance Rider (optional)

If you elect the EEB Rider at the time of application (see above) and your spouse is the sole primary Beneficiary, your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with
Section 403(b) tax-sheltered annuities or Section 457 deferred compensation plans.

Under the ESC Rider, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EEB provided by the EEB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED. You will forfeit any benefits under the EEB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EEB Rider may not be appropriate for you.

Upon exercising the ESC Rider and continuing the policy, the EEB Rider and the quarterly charges for the EEB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

II.  FEE TABLE

Add the following text to the "Owner Transaction Expenses" of the FEE TABLE on pages 4-6:

Earnings Enhancement Benefit Rider Charge (optional) -- Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.

III. EXAMPLES

Replace the first three sentences of the first paragraph under EXAMPLES on page 7 with the following:

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional EEB Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below.

IV.  CHARGES AND DEDUCTIONS

Add the following text to the end of the section entitled CHARGES AND DEDUCTIONS -- Other Charges on page 30:

(f) Earnings Enhancement Benefit Rider Charge (optional)

If you elect the EEB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.

The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EEB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage we are currently charging before you elect this Rider.

PART II -- THE POLICIES ISSUED AS INHERITED IRAS

I.  QUESTIONS AND ANSWERS

Modify the first sentence of the answer to Question 11 on page 12 to read as follows:

        If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded).

II. QUALIFIED AND NON-QUALIFIED POLICIES

Modify section (2) under the section entitled QUALIFIED AND NON-QUALIFIED POLICIES on page 23 to read as follows:

        (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs; and

III.  ISSUE AGES

Modify the fourth sentence of the paragraph entitled ISSUE AGES on page 25 to read as follows:

        We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs).

IV.  REQUIRED MINIMUM DISTRIBUTION OPTION

Add the following sentence to the end of the paragraph entitled REQUIRED MINIMUM DISTRIBUTION OPTION on page 32:

        For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

V.  FEDERAL TAX MATTERS

Add the following at the end of the section entitled FEDERAL TAX MATTERS -- QUALIFIED PLANS on page 39:

        (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

        Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)      Not applicable.


(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.



(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4, and incorporated herein by reference.


(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.


(4)(a) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.


(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.


(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.



(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.



(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.


(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - previously filed as
         Exhibit 8(h) to Registrant's Post-Effective Amendment No. 8 on Form N-4, filed 4/16/98 and incorporated herein by reference.



(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed as
         Exhibit 8(i)to Registrant's Post-Effective Amendment No. 8 on Form N-4, filed 4/16/98 and incorporated herein by reference.



(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed as Exhibit 8(j) to Registrant's Post-Effective Amendment No. 8 on Form N-4, filed 4/16/98 and incorporated herein by reference.



(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)   Form of Substitution Agreement among NYLIAC, MainStay Management
         LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


(9)      Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on

         Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, filed 4/25/97 and incorporated herein by reference:


         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director


(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.



(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.



(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:


         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.


(10)(h)  Power of Attorney for Theodore A. Mathas, Director - filed herewith.


(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - previously filed as Exhibit 13 to Registrant's Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.

(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Gary G. Benanav                                Director, and Senior Vice President
                                                         Executive Vice President and Chairman of Taiwan Branch
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director and Senior Vice President
         Phillip J. Hildebrand                          Director and Executive Vice President
         Richard M. Kernan, Jr.                         Director, Executive Vice President and Chief Investment Officer
         Theodore A. Mathas                             Director
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Seymour Sternberg                              Director
         George J. Trapp                                Director
         Gary E. Wendlandt                              Executive Vice President
         Joseph S. Calhoun                              Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert E. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         Barbara McInerney                              Senior Vice President in Charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President in Charge of Real Estate
         Anne F. Pollack                                Senior Vice President and Deputy Chief Investment Officer
         Richard C. Schwartz                            Senior Vice President
         Stephen N. Steinig                             Senior Vice President and Chief Actuary
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         John A. Cullen                                 Vice President and Controller
         Mark A. Gomez                                  Vice President
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino, M.D.                            Vice President and Medical Director
         David J. Krystel                               Vice President
         Edward P. Linder                               Vice President
         Daniel J. McKillop                             Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Michael J. Oliviero                            Vice President - Tax
         Dhanasar Ramjit                                Vice President and Chief Financial Officer of Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         David Skinner                                  Vice President
         Georgene Sfraga Panza                          Vice President
         Carol Springsteen                              Vice President
         Joel Steinberg                                 Vice President and Actuary
         John M. Swenson                                Vice President
         Stanley Tai                                    Vice President, Investments - Taiwan Branch
         Mark W. Talgo                                  Vice President
         Jonathan L. Wooley                             Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

Monitor Capital Advisors Funds, LLC (3)                                Delaware

MainStay VP Series Fund, Inc.(2)                                       Maryland

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) This entity is an unaffiliated registered investment company for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. It is not a subsidiary of New York Life, but is included here for informational purposes only.


         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC, Large Cap Equity Index Fund, which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Ltd.                                     United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Manager                                United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Manager                                           United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYLIFE Administration Corp.                                       Texas

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico

         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming


     NYLTEMPS Inc.                                                     Delaware

New York Life Investment Management Holdings LLC                       Delaware

     New York Life Benefit Services LLC                                Delaware
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
     MacKay Shields LLC                                                Delaware
         MacKay -  Shields Domestic General Partner LLC                Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
     Madison Capital Funding LLC                                       Delaware
     McMorgan Acquisition Company LLC                                  Delaware
NYLIFE Insurance Company of Arizona                                    Arizona

New York Life International, Inc.                                      Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                45.3%
          Limited (3)
    Siam Commercial New York Life Insurance Public Company             Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Ltd.                             Bermuda
    New York Life Insurance Ltd.                                       South Korea
    P.T. Asuransi Jiwa Sewu-New York Life                              Indonesia                  50%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
         Max New York Life Insurance Company Limited                   India                      26%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    HSBC Salud (Argentina) S.A.                                        Argentina                  40%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                  99.99%
         Corporativo Seguros, S.A. de C.V.                             Mexico                  99.96%
         Centro Nacional de Servicios y Operaciones, S.A. de C.V.      Mexico                  99.998%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                  99.791%
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware



         (3) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACTOWNERS


  As of July 31, 2001, there were approximately 36,491 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-I.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-II
         NYLIAC Variable Annuity Separate Account-III

         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account

     (b) Directors and Officers.

     The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey 07054.



     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director and Senior Vice President
     Phillip J. Hildebrand                           Director
     Richard D. Levy                                 Director
     Robert D. Rock                                  Director and Senior Vice President
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director and Chairman
     Robert E. Brady                                 Director and Vice President
     Brian A. Lee                                    President
     Peter Moeller                                   Executive Vice President
     Derek Burke                                     Chief Compliance Officer
     Joseph S. Calhoun                               Senior Vice President and Treasurer
     Albert W. Leier                                 Senior Vice President and Chief Financial Officer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Wendy Fischler                                  Senior Vice President
     Barbara McInerney                               Senior Vice President
     Stanley Metheney                                Senior Vice President
     Patrick P. Boyle                                Vice President
     Marc Brookmen                                   Vice President
     Mark A. Gomez                                   Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Mary Marsden-Cochran                            Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Geraldine Lorito                                Corporate Vice President
     Robert A. Anselmi                               Secretary
     Kierstin M. Shimmel                             Assistant Secretary


     (c) Commissions and Other Compensation


         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


     REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES


     New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC New York Life LifeStages Flexible Premium Variable Annuity (formerly named NYLIAC Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


SECTION 403(b) REPRESENTATIONS

     Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 3rd day of October, 2001.



                                                 NYLIAC VARIABLE ANNUITY
                                                 SEPARATE ACCOUNT-I
                                                       (Registrant)



                                                 By /s/ David J. Krystel
                                                    -----------------------
                                                        David J. Krystel
                                                        Vice President



                                                 NEW YORK LIFE INSURANCE AND
                                                 ANNUITY CORPORATION
                                                       (Depositor)


                                                 By /s/ David J. Krystel
                                                    -----------------------
                                                        David J. Krystel
                                                        Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



     Gary G. Benanav*                       Director and Executive Vice President

     Frank M. Boccio*                       Director

     John A. Cullen*                        Vice President and Controller (Principal Accounting Officer)

     Michael G. Gallo*                      Director

     Solomon Goldfinger*                    Director

     Philip J. Hildebrand*                  Director

     Richard M. Kernan, Jr.*                Director

     Theodore A. Mathas**                   Director

     Robert D. Rock*                        Senior Vice President and Director

     Frederick J. Sievert*                  President and Director (Principal Executive Officer)

     Seymour Sternberg*                     Director

     George J. Trapp*                       Director



*By /s/ David J. Krystel
    ------------------------
     David J. Krystel
     Attorney-in-Fact
     October 3, 2001


* Pursuant to Powers of Attorney previously filed.


** Pursuant to a Power of Attorney filed herewith.

                                 EXHIBIT INDEX



Exhibit Number           Description

(9)                      Opinion and Consent of Thomas F. English, Esq.

(10)(a)                  Consent of PricewaterhouseCoopers LLP

(10)(h)                  Power of Attorney for Theodore A. Mathas, Director